Consolidated Statements of Equity (Parenthetical) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Equity
Common Stock, Shares Beginning Balance	366,867	366,880	366,888
Purchase of treasury stock, Shares	(6)	(14)	(8)
Reissuance of treasury stock, Shares	0	1	0
Common Stock, Shares Ending Balance	366,861	366,867	366,880